Leases - Schedule of Lease Maturity (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Lease Maturity [Abstract]
2026	¥ 120	$ 17
2027	38	5
2028	38	5
2029	38	5
2030	38	5
Thereafter	246	35
Total future minimum lease payments	518	72
Less: imputed interest	(85)	(10)
Present value of operating lease liabilities	¥ 433	$ 62